As filed with the Securities and Exchange Commission on October 29, 2024

File No. 333-280852

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No.	1	[X]
(Check appropriate box or boxes)

TEMPLETON DEVELOPING MARKETS TRUST

(Exact Name of Registrant as Specified in Charter)

Registrant’s Area Code and Telephone Number:  (954) 527-7500

300 S.E. 2ND STREET, FORT LAUDERDALE, FLORIDA  33301-1923
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

ALISON E. BAUR, ONE FRANKLIN PARKWAY, SAN MATEO, CA  94403-1906
(Name and Address of Agent for Service) (Number and Street) (City) (State) (Zip Code)

Copies to:
Bruce G. Leto, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:
Class A, Class C, Class R6 and Advisor Class shares of beneficial interest, no par value, of Templeton Developing Markets Trust.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

--- CONTENTS ---

This Registration Statement includes the following:

1.  Facing Page

2.  Contents Page

3.  Part A – Prospectus/Proxy Statement

4.  Part B – Statement of Additional Information

5.  Part C – Other Information

6.  Signatures

7.  Exhibits

PART A
Part A, the definitive Prospectus/Proxy Statement dated August 16, 2024, has been filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended, (Accession No. 0001398344-24-015212) on August 22, 2024, and is incorporated herein by reference.

PART B
Part B, the definitive Statement of Additional Information dated August 16, 2024, has been filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended, (Accession No. 0001398344-24-015212) on August 22, 2024, and is incorporated herein by reference.

TEMPLETON DEVELOPING MARKETS TRUST

PART C
Other Information

Item 15. Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, potential party or non-party witness or is threatened to be made a party, potential party or non-party witness to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding (as defined in the Declaration) by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a) and 12(a).

(1)	Copies of the charter of the Registrant as now in effect;

	(a)	Amended and Restated Agreement and Declaration of Trust dated May 18, 2018 Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A File No. 033-42163 Filing Date: April 27, 2019

(2)	Copies of the existing by-laws or corresponding instruments of the Registrant;

(a)
Third Amended and Restated By-Laws of Templeton Developing Markets Trust dated May 18, 2018
Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: April 27, 2019

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

	(a)	Agreement and Plan of Reorganization dated July 10, 2024 is filed herewith.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

	(a)	Amended and Restated Agreement and Declaration of Trust
(1) Article III, Shares
(2) Article V, Shareholders’ Voting Powers and Meetings
(3) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(4) Articles VIII, Certain Transactions – Section 4
(5) Articles X, Miscellaneous – Section 4

	(b)	Amended and Restated By-Laws
(1) Article II, Meetings of Shareholders
(2) Article VI, Records and Reports – Section 1, 2 and 3
(3) Article VII, General Matters: - Sections 3, 4, 6 and 7
(4) Articles VIII, Amendment – Section 1

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Amended and Restated Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. dated May 1, 2014
Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: April 27, 2015

(b)
Amendment dated May 1, 2018 to Amended and Restated Investment Management Agreement dated May 1, 2014
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: April 27, 2018

(c)
Amendment to the Investment Management Agreement between the Registrant and Templeton Investment Counsel, LLC dated May 13, 2020
Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: April 26, 2021

(d)
Subadvisory Agreement between the Registrant, on behalf of Templeton Developing Markets Trust between Templeton Asset Management LTD and Franklin Templeton Investment Management Limited dated November 9, 2020
Filing: Post-Effective Amendment No. 45 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: March 1, 2021

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)
Forms of Selling Agreements between Registrant, Franklin Distributors, LLC. and Securities Dealers dated July 7, 2021
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: April 27, 2023

(b)
Distribution Agreement dated July 7, 2021 between the Registrant and Franklin Distributors, LLC
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: April 27, 2023

(8)
Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Global Custody Agreement between the Registrant and JPMorgan Chase Bank dated March 1, 2020
Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: April 26, 2021

(b)
Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase Bank dated July 15, 2020
Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: April 26, 2021

(c)
Second Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase, dated March 12, 2021
Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: April 25, 2024

	(d)	Custody China Connect Letter Agreement dated June 15, 2015 Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A File No. 033-42163 Filing Date: April 27, 2022

	(e)	Amendment to Custody China Connect Letter Agreement August 17, 2015 Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A File No. 033-42163 Filing Date: April 27, 2022

(f)
Third Joinder to Global Custody Agreement between JP Morgan Chase Bank, N. A, and the Registrant dated August 11, 2021
Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: April 27, 2022

(g)
Fourth Joinder to Global Custody Agreement between JP Morgan Chase Bank, N.A, and the Registrant dated March 31, 2023
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: April 27, 2023

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

	(a)	Amended and Restated Distribution Plan – Class A dated July 7, 2021 Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-42163 Filing Date: April 27, 2023

	(b)	Amended and Restated Distribution Plan – Class C dated July 7, 2021 Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-42163 Filing Date: April 27, 2023

	(d)	Amended and Restated Distribution Plan – Class R dated July 7, 2021 Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-42163 Filing Date: April 27, 2023

	(e)	Amended Multiple Class Plan dated July 7, 2021 Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-42163 Filing Date: April 27, 2023

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

	(a)	Opinion of Stradley Ronon Stevens & Young, LLP dated July 17, 2024 Filing: Registration Statement on Form N-14 File No. 333-280852 Filing Date: July 17, 2024

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Opinion of Stradley Ronon Stevens & Young, LLP dated October 25, 2024 supporting the tax matters and consequences to shareholders, filed herewith.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Sub-Transfer Agent Services Agreement between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc. dated June 22, 1994
Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: April 29, 2004

(b)
Amendment to the Sub-Transfer Agent Services Agreement dated January 1, 1999
Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: April 29, 2004

(c)
Assignment to the Sub-Transfer Agent Services Agreement dated June 13, 2003
Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: April 29, 2004

(d)	Shareholder Sub-Accounting Services Agreement dated May 1, 1991
Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A File No. 033-42163 Filing Date: April 29, 1996

(e)
Subcontract for Fund Administrative Services between Templeton Asset Management Ltd. and Franklin Templeton Services, LLC dated May 1, 2014
Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: April 27, 2015

(f)
Amendment to Fund Services Agreement between Franklin Templeton Services, LLC and J.P Morgan Chase Bank dated January 22, 2020 on behalf of Templeton Developing Markets Trusts
Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: April 26, 2021

(g)	Fee Waiver and/or Expense Reimbursement Agreement dated June 1, 2020 Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A File No. 033-42163 Filing Date: April 26, 2021

(h)	Transfer Agent and Shareholder Services Agreement dated October 1, 2022 Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A File No. 033-42163 Filing Date: April 25, 2024

(i)
Fund Services Agreement between Franklin Templeton Services, LLC and JPMorgan Chase Bank dated January 22, 2020
Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: April 27, 2022

(j)	Second Amendment to Fund Services Agreement dated January 27, 2021 Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A File No. 033-42163 Filing Date: April 27, 2022

	(k)	Third Amendment to Fund Services Agreement dated March 12, 2021 Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-42163 Filing Date: April 27, 2023

	(l)	Fourth Amendment to Fund Services Agreement dated August 18, 2021 Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A File No. 033-42163 Filing Date: April 27, 2022

	(m)	Form of Rule 12d1-4 Fund of Funds Investment Agreement Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A File No. 033-42163 Filing Date: April 27, 2022

(n)
Fee Waiver and/or Expense Reimbursement revised August 2023 for Schedule A and B
Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: April 25, 2024

(o)
Transfer Agent and Shareholder Services Agreement revised October 1, 2023 for Schedule A
Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: April 25, 2024

(p)
Fifth Amendment to Fund Services Agreement between Franklin Templeton Services, LLC and JPMorgan dated June 10, 2022
Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A
File No. 033-42163
Filing Date: April 25, 2024

	(q)	Letter concerning Initial Capital Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A File No. 033-42163 Filing Date: September 19, 1991

	(r)	Investment Letter Filing: Post-Effective Amendment No. 4 to Registration Statement on Form N-1A File No. 033-42163 Filing Date: April 28, 1995

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the Securities Act;

(a)
Consent of Independent Registered Public Accounting Firm re: Templeton Developing Markets Trust
Filing: Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14
File No. 333-280852
Filing Date: August 15, 2024

(b)
Consent of Independent Registered Public Accounting Firm re: Templeton China World Fund
Filing: Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14
File No. 333-280852
Filing Date: August 15, 2024

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Power of Attorney dated July 10, 2024 Filing: Registration Statement on Form N-14 File No. 333-280852 Filing Date: July 17, 2024

(17)	Any additional exhibits which the Registrant may wish to file.

(a) Code of Ethics dated March 4, 2024 Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A File No. 033-42163 Filing Date: April 25, 2024

Item 17. Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of San Mateo and the State of California, on the 29th day of October, 2024.
TEMPLETON DEVELOPING MARKETS TRUST
(Registrant)

By:	/s/ Navid J. Tofigh
Navid J. Tofigh
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:
MANRAJ S. SEKHON*	President and Chief Executive Officer – Investment Management
Manraj S. Sekhon	Dated: October 29, 2024

CHRISTOPHER KINGS*	Chief Executive Officer – Finance and Administration
Christopher Kings	Dated: October 29, 2024

JEFFREY W. WHITE*	Chief Financial Officer, Chief Accounting Officer and Treasurer
Jeffrey W. White	Dated: October 29, 2024

HARRIS J. ASHTON*	Trustee/Director
Harris J. Ashton	Dated: October 29, 2024

ANN TORRE BATES*	Trustee/Director
Ann Torre Bates	Dated: October 29, 2024

TERRENCE J. CHECKI*	Trustee/Director
Terrence J. Checki	Dated: October 29, 2024

MARY C. CHOKSI*	Trustee/Director
Mary C. Choksi	Dated: October 29, 2024

EDITH E. HOLIDAY*	Trustee/Director
Edith E. Holiday	Dated: October 29, 2024

GREGORY E. JOHNSON*	Trustee/Director
Gregory E. Johnson	Dated: October 29, 2024

RUPERT H. JOHNSON, JR.*	Trustee/Director
Rupert H. Johnson, Jr.	Dated: October 29, 2024

J. MICHAEL LUTTIG*	Trustee/Director
J. Michael Luttig	Dated: October 29, 2024

DAVID W. NIEMIEC*	Trustee/Director
David W. Niemiec	Dated: October 29, 2024

LARRY D. THOMPSON*	Trustee/Director
Larry D. Thompson	Dated: October 29, 2024

CONSTANTINE D. TSERETOPOULOS*	Trustee/Director
Constantine D. Tseretopoulos	Dated: October 29, 2024

*By:	/s/ NAVID J. TOFIGH
Navid J. Tofigh, Attorney-in-Fact
(Pursuant to Power of Attorney dated July 10, 2024, filed with the Registrant’s Registration Statement on Form N-14 on July 17, 2024)

TEMPLETON DEVELOPING MARKETS TRUST

N-14 REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION
EX-99.(4)(a)	Agreement and Plan of Reorganization dated July 10, 2024
EX-99.(12)(a)	Opinion of Stradley Ronon Stevens & Young, LLP dated October 25, 2024 supporting the tax matters and consequences to shareholders